Income Taxes - Summary of Tax Losses Carryforwards and their Years of Expiration (Detail) $ in Millions	Dec. 31, 2019 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
2024	$ 1
2025	4,714
2026	4,655
2027
2028	2,188
2029 and thereafter	3,243
No expiration (Brazil)	14,070
Tax Loss Carryforwards	$ 28,871